                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Financial Stocks, Inc.
Address:          507 Carew Tower
                  441 Vine Street
                  Cincinnati, Ohio 45202

13F File Number:  28-6728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven N. Stein
Title:   Chairman and Chief Executive Officer
Phone:   (513) 241-6166

Signature, Place, and Date of Signing:

      /s/ Steven N. Stein        Cincinnati, Ohio    July 26, 1999
------------------------------  ------------------  ---------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: N/A

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             -0-
                                            --------

Form 13F Information Table Entry Total:        64
                                            --------

Form 13F Information Table Value Total:     $139,514
                                            --------
                                           (thousands)

List of Other Included Managers:  None






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
-----------------------------------------------------------------------------------------------------------------------------
COLUMN 1                                 COLUMN 2            COLUMN 3        COLUMN 4                        COLUMN 5
-----------------------------------------------------------------------------------------------------------------------------
Name of Issuer                           Title of Class      CUSIP           FMV (000's)       Shares  SH\PRN     PUT\ CALL
-----------------------------------------------------------------------------------------------------------------------------
Arm Financial Group Inc.                 Common              001944107       $    1,221       143,600   SH
-----------------------------------------------------------------------------------------------------------------------------
BankUnited Financial Corp-CL A           Common              06652B103       $    6,583       683,900   SH
-----------------------------------------------------------------------------------------------------------------------------
Boston Private Financial Hldgs Inc.      Common              101119105       $    4,517       602,200   SH
-----------------------------------------------------------------------------------------------------------------------------
Bear Stearns Companies Inc               Common              073902108       $    2,571        55,000   SH
-----------------------------------------------------------------------------------------------------------------------------
First Citizens Bancshares Inc            Common              31946M103       $    7,691        95,250   SH
-----------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                      Common              3316773100      $    2,692        40,450   SH
-----------------------------------------------------------------------------------------------------------------------------
Financial Industries Corp                Common              317574101       $    1,187        98,890   SH
-----------------------------------------------------------------------------------------------------------------------------
First Republic Bank                      Common              336158100       $      868        30,000   SH
-----------------------------------------------------------------------------------------------------------------------------
Greenpoint Financial Corp.               Common              395384100       $      423        12,900   SH
-----------------------------------------------------------------------------------------------------------------------------
Greenpoint Financial Corp. RSTD          Common              9380460         $    2,953        90,000   SH
-----------------------------------------------------------------------------------------------------------------------------
Hawthorne Financial Corp.                Common              420542102       $    4,653       286,354   SH
-----------------------------------------------------------------------------------------------------------------------------
Huntington Bancshares                    Common              446150104       $    4,279       122,270   SH
-----------------------------------------------------------------------------------------------------------------------------
Huntington Bancshares                    Call                446150904       $    3,500       100,000   SH        Call
-----------------------------------------------------------------------------------------------------------------------------
Hudson United Bancorp                    Common              444165104       $      919        30,000   SH
-----------------------------------------------------------------------------------------------------------------------------
Intercontinental Life Corp               Common              458593100       $    1,284       136,950   SH
-----------------------------------------------------------------------------------------------------------------------------
Independence Holding Co New              Common              453440307       $      121        10,295   SH
-----------------------------------------------------------------------------------------------------------------------------
Jeffbanks, Inc.                          Common              472317106       $      569        20,000   SH
-----------------------------------------------------------------------------------------------------------------------------
Life Financial Corp                      Common              53184P101       $    2,609       613,825   SH
-----------------------------------------------------------------------------------------------------------------------------
Lincoln Bancorp-Ind                      Common              532879103       $    1,741       140,700   SH
-----------------------------------------------------------------------------------------------------------------------------
Local Financial Corp 144A                Common              539553206       $    2,850       285,000   SH
-----------------------------------------------------------------------------------------------------------------------------
Local Financial Corp                     Common              539553305       $   15,573     1,557,300   SH
-----------------------------------------------------------------------------------------------------------------------------
Metrocorp Bancshares Inc.                Common              591650106       $    2,933       340,000   SH
-----------------------------------------------------------------------------------------------------------------------------
Matrix Bancorp Inc.                      Common              576819106       $    6,560       468,541   SH
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter               Common              617446448       $    1,845        18,000   SH
-----------------------------------------------------------------------------------------------------------------------------
National City Bancorp                    Common              635312101       $      167         8,000   SH
-----------------------------------------------------------------------------------------------------------------------------
North Fork Bancorp                       Common              859319105       $    2,131       100,000   SH
-----------------------------------------------------------------------------------------------------------------------------
Knight/Trimark Group Inc.                Common              499067106       $    1,273        21,100   SH
-----------------------------------------------------------------------------------------------------------------------------
Online Resources                         Common              69273G101       $      400        29,500   SH
-----------------------------------------------------------------------------------------------------------------------------
Prime Bancshares, Inc.                   Common              74157H108       $    1,296        72,500   SH
-----------------------------------------------------------------------------------------------------------------------------
Paine Webber Group, Inc.                 Common              695629105       $    1,449        31,000   SH
-----------------------------------------------------------------------------------------------------------------------------
Resource Bancshares Mortgage             Common              761197102       $      366        35,700   SH
-----------------------------------------------------------------------------------------------------------------------------
SEI Investments Co                       Common              784117103       $      883        10,000   SH
-----------------------------------------------------------------------------------------------------------------------------
Stancorp Finl Group                      Common              852891100       $    2,773        92,417   SH
-----------------------------------------------------------------------------------------------------------------------------
Sterling Financial  Corp-Wash            Common              859319105       $    3,471       251,330   SH
-----------------------------------------------------------------------------------------------------------------------------
Washington Mutual                        Common              939322103       $    1,061        30,000   SH
-----------------------------------------------------------------------------------------------------------------------------
Abbott Labs                              Common              002814100       $    1,002        22,400   SH
-----------------------------------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co Cl A              Common              002896207       $      134         2,802   SH
-----------------------------------------------------------------------------------------------------------------------------
Argonaut Group Incorporated              Common              040157109       $      247        10,300   SH
-----------------------------------------------------------------------------------------------------------------------------
Associates First Capital Corp            Common              046008108       $      269         6,290   SH
-----------------------------------------------------------------------------------------------------------------------------
Bank One Corporation                     Common              06423A103       $    2,440        40,793   SH
-----------------------------------------------------------------------------------------------------------------------------
Bristol-Meyers Squibb Corp               Common              110122108       $      674         9,600   SH
-----------------------------------------------------------------------------------------------------------------------------
Charter One Financial Inc.               Common              160903100       $    1,373        49,366   SH
-----------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell Incorporated             Common              171870108       $      414        16,600   SH
-----------------------------------------------------------------------------------------------------------------------------
Cinergy Corporation                      Common              172474108       $      456        14,400   SH
-----------------------------------------------------------------------------------------------------------------------------
Convergys Corp.                          Common              212485106       $      317        16,600   SH
-----------------------------------------------------------------------------------------------------------------------------
First Indiana Company                    Common              32054R108       $    1,307        60,108   SH
-----------------------------------------------------------------------------------------------------------------------------
Firstar Corporation                      Common              33763T104       $    2,100        75,000   SH
-----------------------------------------------------------------------------------------------------------------------------
Ford Motor Company                       Common              345370100       $      679        12,000   SH
-----------------------------------------------------------------------------------------------------------------------------
General Mills Incorporated               Common              370334104       $    1,206        15,000   SH
-----------------------------------------------------------------------------------------------------------------------------
Miller Herman Incorporated               Common              600544100       $    2,520       120,000   SH
-----------------------------------------------------------------------------------------------------------------------------
Keycorp                                  Common              493267108       $      855        26,000   SH
-----------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Company                      Common              532457108       $    3,060        42,680   SH
-----------------------------------------------------------------------------------------------------------------------------
Office Depot Incorporated                Common              676220106       $      837        37,500   SH
-----------------------------------------------------------------------------------------------------------------------------
PNC Bank Corporation                     Common              693475105       $    1,388        24,000   SH
-----------------------------------------------------------------------------------------------------------------------------
Sears, Roebuck & Company                 Common              812387108       $      553        12,300   SH
-----------------------------------------------------------------------------------------------------------------------------
The Limited  Incorporated                Common              532716107       $    4,619       102,500   SH
-----------------------------------------------------------------------------------------------------------------------------
Unitrin Incorporated                     Common              913275103       $    1,120        27,316   SH
-----------------------------------------------------------------------------------------------------------------------------
Ventas Inc.                              Common              92276F100       $      297        56,000   SH
-----------------------------------------------------------------------------------------------------------------------------
X-Rite Inc.                              Common              983857103       $      773       120,000   SH
-----------------------------------------------------------------------------------------------------------------------------
Superior Financial Corp                  Common              86861100        $    3,438       312,500   SH
-----------------------------------------------------------------------------------------------------------------------------
East West Bancorp                        Common              27579R104       $    1,258       125,000   SH
-----------------------------------------------------------------------------------------------------------------------------
Gateway American                         Common              367569100       $      694       150,000   SH
-----------------------------------------------------------------------------------------------------------------------------
UCBH Holdings, Inc.                      Common              90262T100       $    6,936       386,667   SH
-----------------------------------------------------------------------------------------------------------------------------
UCBH Holdings, Inc.                      Common              90262T308       $    3,140       175,000   SH
-----------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------
COLUMN 1                                      COLUMN 6      COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------
Name of Issuer                              Investment Di  Oth Mgrs    Sole              Shared      None
------------------------------------------------------------------------------------------------------------
Arm Financial Group Inc.                    Sole                          143,600              -         -
-----------------------------------------------------------------------------------------------------------
BankUnited Financial Corp-CL A              Sole                          683,900              -         -
-----------------------------------------------------------------------------------------------------------
Boston Private Financial Hldgs Inc.         Sole                          602,200              -         -
-----------------------------------------------------------------------------------------------------------
Bear Stearns Companies Inc                  Sole                           55,000              -         -
-----------------------------------------------------------------------------------------------------------
First Citizens Bancshares Inc               Sole                           95,250              -         -
-----------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                         Sole                           40,450              -         -
-----------------------------------------------------------------------------------------------------------
Financial Industries Corp                   Sole                           98,890              -         -
-----------------------------------------------------------------------------------------------------------
First Republic Bank                         Sole                           30,000              -         -
-----------------------------------------------------------------------------------------------------------
Greenpoint Financial Corp.                  Sole                           12,900              -         -
-----------------------------------------------------------------------------------------------------------
Greenpoint Financial Corp. RSTD             Sole                           90,000              -         -
-----------------------------------------------------------------------------------------------------------
Hawthorne Financial Corp.                   Sole                          286,354              -         -
-----------------------------------------------------------------------------------------------------------
Huntington Bancshares                       Sole                          122,270              -         -
-----------------------------------------------------------------------------------------------------------
Huntington Bancshares                       Sole                          100,000              -         -
-----------------------------------------------------------------------------------------------------------
Hudson United Bancorp                       Sole                           30,000              -         -
-----------------------------------------------------------------------------------------------------------
Intercontinental Life Corp                  Sole                          136,950              -         -
-----------------------------------------------------------------------------------------------------------
Independence Holding Co New                 Sole                           10,295              -         -
-----------------------------------------------------------------------------------------------------------
Jeffbanks, Inc.                             Sole                           20,000              -         -
-----------------------------------------------------------------------------------------------------------
Life Financial Corp                         Sole                          613,825              -         -
-----------------------------------------------------------------------------------------------------------
Lincoln Bancorp-Ind                         Sole                          140,700              -         -
-----------------------------------------------------------------------------------------------------------
Local Financial Corp 144A                   Sole                          285,000              -         -
-----------------------------------------------------------------------------------------------------------
Local Financial Corp                        Sole                        1,557,300              -         -
-----------------------------------------------------------------------------------------------------------
Metrocorp Bancshares Inc.                   Sole                          340,000              -         -
-----------------------------------------------------------------------------------------------------------
Matrix Bancorp Inc.                         Sole                          468,541              -         -
-----------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter                  Sole                           18,000              -         -
-----------------------------------------------------------------------------------------------------------
National City Bancorp                       Sole                            8,000              -         -
-----------------------------------------------------------------------------------------------------------
North Fork Bancorp                          Sole                          100,000              -         -
-----------------------------------------------------------------------------------------------------------
Knight/Trimark Group Inc.                   Sole                           21,100              -         -
-----------------------------------------------------------------------------------------------------------
Online Resources                            Sole                           29,500              -         -
-----------------------------------------------------------------------------------------------------------
Prime Bancshares, Inc.                      Sole                           72,500              -         -
-----------------------------------------------------------------------------------------------------------
Paine Webber Group, Inc.                    Sole                           31,000              -         -
-----------------------------------------------------------------------------------------------------------
Resource Bancshares Mortgage                Sole                           35,700              -         -
-----------------------------------------------------------------------------------------------------------
SEI Investments Co                          Sole                           10,000              -         -
-----------------------------------------------------------------------------------------------------------
Stancorp Finl Group                         Sole                           92,417              -         -
-----------------------------------------------------------------------------------------------------------
Sterling Financial  Corp-Wash               Sole                          251,330              -         -
-----------------------------------------------------------------------------------------------------------
Washington Mutual                           Sole                           30,000              -         -
-----------------------------------------------------------------------------------------------------------
Abbott Labs                                 Sole                           22,400              -         -
-----------------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co Cl A                 Sole                            2,802              -         -
-----------------------------------------------------------------------------------------------------------
Argonaut Group Incorporated                 Sole                           10,300              -         -
-----------------------------------------------------------------------------------------------------------
Associates First Capital Corp               Sole                            6,290              -         -
-----------------------------------------------------------------------------------------------------------
Bank One Corporation                        Sole                           40,793              -         -
-----------------------------------------------------------------------------------------------------------
Bristol-Meyers Squibb Corp                  Sole                            9,600              -         -
-----------------------------------------------------------------------------------------------------------
Charter One Financial Inc.                  Sole                           49,366              -         -
-----------------------------------------------------------------------------------------------------------
Cincinnati Bell Incorporated                Sole                           16,600              -         -
-----------------------------------------------------------------------------------------------------------
Cinergy Corporation                         Sole                           14,400              -         -
-----------------------------------------------------------------------------------------------------------
Convergys Corp.                             Sole                           16,600              -         -
-----------------------------------------------------------------------------------------------------------
First Indiana Company                       Sole                           60,108              -         -
-----------------------------------------------------------------------------------------------------------
Firstar Corporation                         Sole                           75,000              -         -
-----------------------------------------------------------------------------------------------------------
Ford Motor Company                          Sole                           12,000              -         -
-----------------------------------------------------------------------------------------------------------
General Mills Incorporated                  Sole                           15,000              -         -
-----------------------------------------------------------------------------------------------------------
Miller Herman Incorporated                  Sole                          120,000              -         -
-----------------------------------------------------------------------------------------------------------
Keycorp                                     Sole                           26,000              -         -
-----------------------------------------------------------------------------------------------------------
Eli Lilly & Company                         Sole                           42,680              -         -
-----------------------------------------------------------------------------------------------------------
Office Depot Incorporated                   Sole                           37,500              -         -
-----------------------------------------------------------------------------------------------------------
PNC Bank Corporation                        Sole                           24,000              -         -
-----------------------------------------------------------------------------------------------------------
Sears, Roebuck & Company                    Sole                           12,300              -         -
-----------------------------------------------------------------------------------------------------------
The Limited  Incorporated                   Sole                          102,500              -         -
-----------------------------------------------------------------------------------------------------------
Unitrin Incorporated                        Sole                           27,316              -         -
-----------------------------------------------------------------------------------------------------------
Ventas Inc.                                 Sole                           56,000              -         -
-----------------------------------------------------------------------------------------------------------
X-Rite Inc.                                 Sole                          120,000              -         -
-----------------------------------------------------------------------------------------------------------
Superior Financial Corp                     Sole                          312,500              -         -
-----------------------------------------------------------------------------------------------------------
East West Bancorp                           Sole                          125,000              -         -
-----------------------------------------------------------------------------------------------------------
Gateway American                            Sole                          150,000              -         -
-----------------------------------------------------------------------------------------------------------
UCBH Holdings, Inc.                         Sole                          386,667              -         -
-----------------------------------------------------------------------------------------------------------
UCBH Holdings, Inc.                         Sole                          175,000              -         -
-----------------------------------------------------------------------------------------------------------